Fair Value Measurements - Financial Assets and Liabilities Measured on Recurring Basis (Detail) (Financial assets and Liabilities Measured on Recurring Basis, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012		Dec. 31, 2011
Assets:
Asset	$ 37		$ 43
Liabilities:
Liabilities	44		44
Level 1
Assets:
Asset	37		43
Liabilities:
Liabilities	22		20
Level 2
Assets:
Asset
Liabilities:
Liabilities	22		24
Level 3
Assets:
Asset
Liabilities:
Liabilities
Investments in equity securities
Assets:
Asset	13	[1]	21	[1]
Investments in equity securities | Level 1
Assets:
Asset	13	[1]	21	[1]
Investments in equity securities | Level 2
Assets:
Asset		[1]		[1]
Investments in equity securities | Level 3
Assets:
Asset		[1]		[1]
Plan assets for deferred compensation
Assets:
Asset	22	[2]	20	[2]
Plan assets for deferred compensation | Level 1
Assets:
Asset	22	[2]	20	[2]
Plan assets for deferred compensation | Level 2
Assets:
Asset		[2]		[2]
Plan assets for deferred compensation | Level 3
Assets:
Asset		[2]		[2]
Investment in mutual funds
Assets:
Asset	2	[3]	2	[3]
Investment in mutual funds | Level 1
Assets:
Asset	2	[3]	2	[3]
Investment in mutual funds | Level 2
Assets:
Asset		[3]		[3]
Investment in mutual funds | Level 3
Assets:
Asset		[3]		[3]
Interest rate swap arrangements
Liabilities:
Liabilities	22	[4]	24	[4]
Interest rate swap arrangements | Level 1
Liabilities:
Liabilities		[4]		[4]
Interest rate swap arrangements | Level 2
Liabilities:
Liabilities	22	[4]	24	[4]
Interest rate swap arrangements | Level 3
Liabilities:
Liabilities		[4]		[4]
Deferred compensation liabilities
Liabilities:
Liabilities	22	[5]	20	[5]
Deferred compensation liabilities | Level 1
Liabilities:
Liabilities	22	[5]	20	[5]
Deferred compensation liabilities | Level 2
Liabilities:
Liabilities		[5]		[5]
Deferred compensation liabilities | Level 3
Liabilities:
Liabilities		[5]		[5]

[1]	Investments in equity securities are carried at fair value, which is based on the quoted market price at period end in an active market. These investments are classified as available-for-sale with any unrealized gains or losses resulting from changes in fair value recorded, net of tax, as a component of accumulated other comprehensive income/(loss) until realized. Nielsen assesses declines in the value of individual investments to determine whether such decline is other than temporary and thus the investment is impaired by considering available evidence. For the year ended December 31, 2012, the Company recorded a $6 million impairment in Other Expense, net in the consolidated statement of operations for a decline in value of an investment in an equity security that was determined to be other-than-temporary.
[2]	Plan assets are comprised of investments in mutual funds, which are intended to fund liabilities arising from deferred compensation plans. These investments are carried at fair value, which is based on quoted market prices at period end in active markets. These investments are classified as trading securities with any gains or losses resulting from changes in fair value recorded in other expense, net in the consolidated statements of operations.
[3]	Investments in mutual funds are money-market accounts held with the intention of funding certain specific retirement plans.
[4]	Derivative financial instruments include interest rate swap arrangements recorded at fair value based on externally-developed valuation models that use readily observable market parameters and the consideration of counterparty risk.
[5]	The Company offers certain employees the opportunity to participate in a deferred compensation plan. A participant’s deferrals are invested in a variety of participant directed stock and bond mutual funds and are classified as trading securities. Changes in the fair value of these securities are measured using quoted prices in active markets based on the market price per unit multiplied by the number of units held exclusive of any transaction costs. A corresponding adjustment for changes in fair value of the trading securities is also reflected in the changes in fair value of the deferred compensation obligation.